Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liabilities [Abstract]
Schedule of Warrant Liabilities
	Consolidated
	December 31, 2025 US$	December 31, 2024 US$

Warrant liabilities	21,808	252,969